Accumulated Other Comprehensive Income (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ 832,533	¥ (1,382,458)	¥ 256,941
Total before tax	(1,795,576)	(1,878,226)	(461,312)
Income tax expense	527,938	500,657	46,751
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,267,638)	(1,377,569)	(414,561)
Equity in earnings of equity method investees—net or Other non-interest income	(669,400)	(464,054)	(398,147)
Interest income on Loans, including fees	(4,596,526)	(4,362,986)	(2,993,740)
Other non-interest expenses	(533,961)	(416,538)	(439,780)
Other non-interest income	(320,060)	(163,603)	(90,930)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	115,590	114,046	442,741
Income tax expense	(35,580)	(34,835)	(127,829)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	80,010	79,211	314,912
Amount reclassified out of Accumulated OCI | Net losses (gains) on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	150,567	149,292	(2,678)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	12,819	2	359,629
Amount reclassified out of Accumulated OCI | Gain on sale of MUFG Union Bank (Note 2)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	0	0	(28,251)
Other non-interest expenses	(13,178)	(11,664)	79,850
Amount reclassified out of Accumulated OCI | Gain on sale of MUFG Union Bank (Note 2) | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	0	0	36,885
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	3,596	1,352	8,617
Total before tax	166,982	150,646	337,317
Income tax expense	(51,853)	(45,320)	(99,410)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	115,129	105,326	237,907
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	1,538	776	444
Income tax expense	(471)	(237)	(136)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,067	539	308
Equity in earnings of equity method investees—net or Other non-interest income	1,538	776	444
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	3,585	(8,197)	30,966
Income tax expense	(717)	1,635	(8,448)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,868	(6,562)	22,518
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	0	0	(4,447)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	3,585	(8,197)	(1,472)
Amount reclassified out of Accumulated OCI | Net actuarial loss (gain)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(14,798)	1,962	9,135
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(2,059)	(3,345)	(4,942)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	0	0	14,395
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(30,034)	(13,047)	98,438
Income tax expense	9,261	4,148	(27,315)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(20,773)	(8,899)	71,123
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(26,481)	(16,132)	(24,424)
Income tax expense	8,200	4,939	7,480
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(18,281)	(11,193)	(16,944)
Other non-interest income	¥ (26,481)	¥ (16,132)	¥ (24,424)